Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net loss	$ (33,305)	$ (308,155)
Other comprehensive income (loss) (“OCI”):
Foreign currency translation adjustment, net of tax recovery of $6,616 (2022 - tax expense $2,423), (notes 24(b)(iii) and 24(b)(iv))	(5,386)	(23,502)
Change in fair value of cash flow hedges, net of tax recovery of $1,885 (2022 - tax expense of $20,644), (note 24(b)(ii))	59,487	(94,295)
Change in pension and other post-employment benefits, net of tax expense of $1,612 (2022 - tax expense of $8,330), (note 10)	4,693	27,761
OCI, net of tax	58,794	(90,036)
Comprehensive income (loss)	25,489	(398,191)
Comprehensive loss attributable to the non-controlling interests	(60,962)	(97,816)
Comprehensive income (loss) attributable to shareholders of Algonquin Power & Utilities Corp.	$ 86,451	$ (300,375)